Shareholder Report, Average Annual Return (Details) 193971_Innovator Premium Income 15 Buffer ETF - October_TF_TSR Annual {TF}	12 Months Ended	25 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Premium Income 15 Buffer ETF® - October
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 15 Buffer ETF - October NAV
Average Annual Return, Percent	5.87%	6.13%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	26.78%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	25.07%